Basis of Presentaton and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
These statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and, in accordance with those rules and regulations do not include all information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, the unaudited condensed consolidated interim financial statements (the “Financial Statements”) reflect all adjustments, which consist only of normal recurring adjustments, necessary to state fairly the results of operations, financial condition and cash flows for the interim periods presented herein. Prior to the Business Combination, the unaudited condensed consolidated interim financial statements reflect Legacy MSP.
These Financial Statements should be read in conjunction with the combined and consolidated financial statements and notes thereto included in Legacy MSP’s 2021 and 2020 combined and consolidated financial statements. The year-end
consolidated balance sheet data was derived from the audited financial statements but does not include all disclosures required by GAAP. The results of operations for any interim period are not necessarily indicative of the results of operations to be expected for the full year.
All intercompany transactions and balances are eliminated from the condensed consolidated financial statements.

Basis of presentation
The accompanying combined and consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). All intercompany transactions and balances are eliminated from the combined and consolidated financial statements.
The Company consolidates all entities that it controls through a majority voting interest or otherwise and the accompanying combined and consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries and these entities for which the Company has a controlling interest in.

Principles of consolidation
Principles of consolidation
The Company consolidates all entities that it controls through a majority voting interest or otherwise and the accompanying condensed consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries and these entities for which the Company has a controlling interest in. The Company also consolidates all entities that it controls as the primary beneficiary of a variable interest entity (“VIE”). Under the VIE model, management first assesses whether the Company has a variable interest in an entity, which would include an equity interest. If the Company has a variable interest in an entity, management further assesses whether that entity is a VIE, and if so, whether the Company is the primary beneficiary under the VIE model. Generally, entities that are organized similar to a limited partnership, in which a general partner (or managing member) make the most relevant decisions that affect the entity’s economic performance, are considered to be VIEs which would require consolidation, unless the limited partners have substantive kickout or participating rights. Entities that do not qualify as VIEs are assessed for consolidation under the voting interest model.
Under the VIE model, an entity is deemed to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly affect the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. Management determines whether the Company is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion at each reporting date. This analysis includes an evaluation of the Company’s control rights, as well as the economic interests that the Company holds in the VIE, including indirectly through related parties. As a result of the Business Combination, the Company consolidates MSP Recovery, LLC under the VIE model.

Principles of combination and consolidation
The combined and consolidated financial statements (the “Financial Statements”) have been prepared on a stand-alone basis and include the accounts of MSPR, entities in which MSP has a controlling financial interest, and certain entities under common control (see Note 1).
The Company also combines all entities that it controls through a majority voting interest or as the primary beneficiary of a variable interest entity (“VIE”). Under the VIE model, management first assesses whether the Company has a variable interest in an entity, which would include an equity interest. If the Company has a variable interest in an entity, management further assesses whether that entity is a VIE, and if so, whether the Company is the primary beneficiary under the VIE model. Generally, entities that are organized similar to a limited partnership, in which a general partner (or managing member) make the most relevant decisions that affect the entity’s economic performance, are considered to be VIEs which would require consolidation, unless the limited partners have substantive kickout or participating rights. Entities that do not qualify as VIEs are assessed for consolidation under the voting interest model.
Under the VIE model, an entity is deemed to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly affect the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. Management determines whether the Company is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion at each reporting date. This analysis includes an evaluation of the Company’s control rights, as well as the economic interests that the Company holds in the VIE, including indirectly through related parties.
Entities that comprise the Company are under common control. When an entity within the structure controls another entity, it is presented on a consolidated basis. When the common control owner is outside of the Company, the entities are presented on a combined basis. The inclusion of entities on a combined or consolidated basis is depicted in Note 1.

Non-Controlling interest
Non-controlling
Interests
As part of the Business Combination and described in Note 1,
Description of Business
, the Company became the managing member of MSP Recovery, LLC, which is consolidated as the Company controls the operating decisions of MSP Recovery, LLC. The non-controlling
interest relates to the
Up-C
Units that are convertible into Class A Common Stock of the Company at the discretion of the holder of the
Up-C
Unit. The
Up-C
Unit holders retained approximately 99.76% of the economic ownership percentage of the Company as of the Closing Date. The non-controlling
interest is classified as permanent equity within the unaudited condensed consolidated balance sheet of the Company. As of September 30, 2022, based on the Class A common stock issuances during the period, the non-controlling
interest of Class V shareholders was 97.70%.
Changes in the Company’s ownership interest in MSP Recovery, LLC, due to Class V shareholders converting their shares to Class A, are accounted for as equity transactions. Each issuance of the Company’s Class A Common Stock requires a corresponding issuance of MSP Recovery, LLC units to the Company. The issuance would result in a change in ownership and would reduce the balance of non-controlling
interest and increase the balance of additional
paid-in
capital.

Non-Controlling
interest
For entities that are consolidated, but not 100% owned, a portion of the income or loss and corresponding equity is allocated to the other owners based on the distribution requirements in each entity’s operating agreement. The aggregate of the income or loss and corresponding equity that is not allocated to MSP is included in non-controlling
interest.
Non-controlling
interest is presented as a separate component of equity on the Company’s combined and consolidated balance sheets and combined and consolidated statements of changes in equity. Net income or loss includes the net income or loss attributed to the non-controlling
interest holders on the Company’s combined statements of operations. See Note 9, “Members’ Equity and
Non-Controlling
Interests,” for more information on ownership interests in the Company.

Estimates and Assumptions
Estimates and Assumptions
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. Actual results could differ from the Company’s estimates. Estimates are periodically reviewed considering changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Significant estimates and assumptions reflected in these condensed consolidated financial statements include but are not limited to claims recovery income and claims recovery service income recognition, recoverability of long-lived assets and cost of claims recoveries.

Estimates and Assumptions
The preparation of combined and consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. Actual results could differ from the Company’s estimates. Estimates are periodically reviewed considering changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Significant estimates and assumptions reflected in these combined and consolidated financial statements include but are not limited to claims recovery income and claims recovery service income recognition, recoverability of long-lived assets and cost of claims recoveries.

Segments
Segments
Operating segments are defined as components of an entity for which separate financial information is available and regularly reviewed by the chief operating decision maker (“CODM”). The Company manages its operations as a single segment for the purposes of assessing performance and making decisions. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. In addition, all of the Company’s revenues and long-lived assets are attributable primarily to operations in the United States and Puerto Rico for all periods presented.

Segments
Operating segments are defined as components of an entity for which separate financial information is available and regularly reviewed by the chief operating decision maker (“CODM”). The Company manages its operations as a single segment for the purposes of assessing performance and making decisions. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a combined and consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. In addition, all the Company’s revenues and long-lived assets are attributable primarily to operations in the United States and Puerto Rico for all periods presented.

COVID-19 Impact
COVID-19
Impact
The
COVID-19
pandemic has resulted, and could continue to result, in significant economic disruption. Federal, state and local governments mobilized to implement containment mechanisms to minimize impacts to their populations and economies. Various containment measures, which include the quarantining of cities, regions and countries, while aiding in the prevention of further outbreak, have resulted in a severe drop in general economic activity. In addition, the global economy has experienced a significant disruption to global supply chains. The extent of the impact of
COVID-19
on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak. As of September 30, 2022,
COVID-19
has not had a significant impact on the Company.

COVID-19
Impact
During the years ended December 31, 2021 and 2020, an outbreak of the novel coronavirus
(“COVID-19”)
had spread across the globe and had been declared a public health emergency by the World Health Organization and a National Emergency by the President of the United States. The
COVID-19
pandemic has resulted, and could continue to result, in significant economic disruption. Federal, state and local governments mobilized to implement containment mechanisms to minimize impacts to their populations and economies. Various containment measures, which include the quarantining of cities, regions and countries, while aiding in the prevention of further outbreak, have resulted in a severe drop in general economic activity. In addition, the global economy has experienced a significant disruption to global supply chains. The extent of the impact of
COVID-19
on the Company’s operational and financial performance will depend on certain developments, including
the duration and spread of the outbreak. As of December 31, 2021,
COVID-19
has not had a significant impact on the Company.

Concentration of credit risk and Off-Balance Sheet Risk
Concentration of credit risk and
Off-Balance
Sheet Risk
Cash and cash equivalents and affiliate receivable are financial instruments that are potentially subject to concentrations of credit risk. See Note 13,
Related Party
, for disclosure of affiliate receivables. The Company’s cash and cash equivalents and restricted cash are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash and cash equivalents are held. The Company has no other financial instruments with off-balance-sheet
risk of loss.

Concentration of credit risk and
Off-Balance
Sheet Risk
Cash and cash equivalents and affiliate receivable are financial instruments that are potentially subject to concentrations of credit risk. See Note 11,
Related Party
, for disclosure of affiliate receivables. The Company’s cash and cash equivalents are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash and cash equivalents are held. The Company has no other financial instruments with off-balance-sheet
risk of loss.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents.
Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents.
Restricted Cash consists of cash held in escrow related to the Prepaid Forward Agreement with CF. See Note 16,
Derivative Liability
, for more information on the Prepaid Forward Agreement.

Fair Value Measurements
Fair Value Measurements
The Company applies the provisions of Accounting Standards Codification (“ASC”) 820,
Fair Value Measurements
, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial
items that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company also applied the provisions of the subtopic to fair value measurements of non-financial
assets and
non-financial
liabilities that are recognized or disclosed at fair value in the financial statements on a non-recurring
basis. The subtopic defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The subtopic also establishes a framework for measuring fair value and expands disclosures about fair value measurements. The fair value framework requires the Company to categorize certain assets and liabilities into three levels, based upon the assumptions used to price those assets or liabilities. The three levels are defined as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities.
Level 2: Quoted prices for similar assets and liabilities in active markets or inputs that are observable.
Level 3: Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

The Company has determined the estimated fair value of its financial instruments based on appropriate valuation methodologies; however, for Level 2 and Level 3 inputs considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair values can be materially affected by using different assumptions or methodologies. The methods and assumptions used in estimating the fair values of financial instruments are based on carrying values and future cash flows. As of September 30, 2022 and December 31, 2021, the Company did not hold any Level 2 or Level 3 assets or liabilities.
Cash and cash equivalents and restricted cash are stated at cost, which approximates their fair value. The carrying amounts reported in the balance sheets for affiliate receivable, accounts payable, affiliate payable and accrued liabilities approximate fair value, due to their short-term maturities.
The Company’s investments in rights to claim recovery cash flows are carried at cost as noted in Note 4,
Asset Acquisitions.
Outstanding borrowings that qualify as financial instruments are carried at cost, which approximates their fair value as of September 30, 2022 and December 31, 2021.

Fair Value Measurements
The Company applies the provisions of ASC 820,
Fair Value Measurements
, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial
items that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company also applied the provisions of the subtopic to fair value measurements of non-financial
assets and
non-financial
liabilities that are recognized or disclosed at fair value in the financial statements on a non-recurring
basis. The subtopic defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The subtopic also establishes a framework for measuring fair value and expands disclosures about fair value measurements. The fair value framework requires the Company to categorize certain assets and liabilities into three levels, based upon the assumptions used to price those assets or liabilities. The three levels are defined as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities.
Level 2: Quoted prices for similar assets and liabilities in active markets or inputs that are observable.
Level 3: Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.
The Company has determined the estimated fair value of its financial instruments based on appropriate valuation methodologies; however, for level 2 and level 3 inputs considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair values can be materially affected by using different assumptions or methodologies. The methods and assumptions used in estimating the fair values of financial instruments are based on carrying values and future cash flows. As of December 31, 2021 and 2020, the Company did not hold any level 2 or level 3 assets or liabilities.
Cash and cash equivalents are stated at cost, which approximates their fair value. The carrying amounts reported in the balance sheets for affiliate receivable, accounts payable, affiliate payable and accrued liabilities approximate fair value, due to their short-term maturities.
The carrying amounts of the Company’s outstanding borrowings that qualify as financial instruments are carried at cost, which approximates their fair value as of December 31, 2021 and 2020.
The Company had an outstanding obligation to provide equity securities (a “short position”) as of December 31, 2020. The short position was classified as a liability, marked-to-market
and was evaluated at Level 1 for fair value as disclosed in Note 12,
Investments in Equity Securities and Obligations to Deliver Securities.

Equity Method Investments
Equity Method Investments
Equity investments that are not consolidated, but over which the Company exercises significant influence, are accounted for in accordance with ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”). Whether or not the Company exercises significant influence with respect to an investee company depends on an evaluation of several factors including, among others, representation on the investee company’s board of directors and ownership level. An entity is presumptively assumed to have significant influence in a corporation when it holds 20% or more of the voting stock of the investee company, or at a lower level (e.g., 3% to 5%) for entities that track separate members capital accounts.
Under the equity method of accounting, an investee company’s accounts are not reflected within the Company’s condensed consolidated balance sheets and statements of operations; however, the Company’s share of the earnings or losses of the investee company is reflected in the caption “Other income” in the condensed consolidated statements of operations. The Company’s carrying value in equity method investee companies is not reflected in the Company’s condensed consolidated balance sheets as of September 30, 2022 or December 31, 2021 as the carrying value is zero. When the Company’s carrying value in an equity method investee company is reduced to zero, no further losses are recorded in the Company’s condensed consolidated financial statements unless the Company has guaranteed obligations of the investee company or has committed additional funding. When the investee company subsequently reports income, the Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

Equity Method Investments
Equity investments that are not consolidated, but over which the Company exercises significant influence, are accounted for in accordance with ASC Topic 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”). Whether or not the Company exercises significant influence with respect to an investee company depends on an evaluation of several factors including, among others, representation on the investee company’s board of directors and ownership level. An entity is presumptively assumed to have significant influence in a corporation when it holds 20% or more of the voting stock of the investee company, or at a lower level (e.g., 3% to 5%) for entities that track separate members capital accounts.
Under the equity method of accounting, an investee company’s accounts are not reflected within the Company’s combined and consolidated balance sheets and statements of operations; however, the Company’s share of the earnings or losses of the investee company is reflected in the caption “Other income” in the combined and consolidated statements of operations. The Company’s carrying value in an equity method investee company is not reflected in the Company’s combined and consolidated balance sheets as of December 31, 2021 or December 31, 2020 as the carrying value is zero. When the Company’s carrying value in an equity method investee company is reduced to zero, no further losses are recorded in the Company’s combined and consolidated financial statements unless the Company guaranteed obligations of the investee company or has committed additional funding. When the investee company subsequently reports income, the Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

Property, Plant and Equipment
Property, Plant and Equipment
Property and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses, if any. Major expenditures for property and equipment and those that substantially increase useful lives are capitalized. When assets are sold or otherwise disposed of, costs and related accumulated depreciation are removed from the financial statements and any resulting gains or losses are included in general and administrative expenses within our condensed consolidated statements of operations.
The Company provides for depreciation and amortization on property and equipment using the straight-line method to allocate the cost of depreciable assets over their estimated lives as follows:

Office and Computer Equipment	3 years
Furniture and Fixtures	3 years
Leasehold Improvements	Lesser of lease term or estimated life

Property, Plant and Equipment
Property and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses, if any. Major expenditures for property and equipment and those that substantially increase useful lives are capitalized. When assets are sold or otherwise disposed of, costs and related accumulated depreciation are removed from the financial statements and any resulting gains or losses are included in general and administrative expenses within our combined and consolidated statements of operations.
The Company provides for depreciation and amortization on property and equipment using the straight-line method to allocate the cost of depreciable assets over their estimated lives as follows:

Office and Computer Equipment	3 years
Furniture and Fixtures	3 years
Leasehold Improvements	Lesser of lease term or estimated life

Internal Use Software
Internal Use Software
Internal-use
software development costs incurred in the preliminary project stage are expensed as incurred; costs incurred in the application and development stage, which meet the capitalization criteria, are capitalized and amortized on a straight-line basis over the estimated useful life of the asset and costs incurred in the post-implementation/operations stage are expensed as incurred. Further, internal and external costs incurred in connection with upgrades or enhancements are also evaluated for capitalization. If the software upgrade results in an additional functionality, costs are capitalized; if the upgrade only extends the useful life, it is expensed as occurred.

Internal Use Software
Internal-use
software development costs incurred in the preliminary project stage are expensed as incurred; costs incurred in the application and development stage, which meet the capitalization criteria, are capitalized and amortized on a straight-line basis over the estimated useful life of the asset and costs incurred in the post-implementation/operations stage are expensed as incurred. Further, internal and external costs incurred in connection with upgrades or enhancements are also evaluated for capitalization. If the software upgrade results in an additional functionality, costs are capitalized; if the upgrade only extends the useful life, it is expensed as occurred.

Intangible assets
Intangible assets
In certain of its CCRAs, the Company makes upfront payments to acquire claims recovery rights from secondary payers, such as health plans, managed service organizations, providers or medical services and independent physicians associations. The Company recognizes intangible assets for costs incurred up front to acquire claims recovery rights from various assignors.

The Company amortizes capitalized costs associated with CCRAs over 8 years, based on the typical expected timing to pursue recovery through litigation, including through potential appeals.

Intangible assets (CCRAs)
In certain of its CCRAs, the Company makes upfront payments to acquire claims recovery rights from secondary payers, such as health plans, managed service organizations, providers or medical services and independent physicians associations. The Company recognizes intangible assets for costs incurred up front to acquire claims recovery rights from various assignors.
The Company amortizes capitalized costs associated with CCRAs over 8 years, based on the typical expected timing to pursue recovery through litigation, including through potential appeals.

Investment in rights to claim recovery cash flows
Investment in rights to claim recovery cash flows
As part of the Business Combination, the Company acquired rights to claims recovery cash flows. These assets were determined to be financial instruments under ASC 825. These assets are held at cost. As cash flows are received the Company evaluates, based on the projected cash flows, whether there was an excess of proceeds received (or receivable) over the portion of the financial asset deemed to be recovered. In the case of excess, the Company would recognize the excess as income in the same period and the remainder would reduce the asset value. In addition, the Company evaluates these assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. If the estimated future cash flows (undiscounted and without interest charges) from the use of an asset group are less than the carrying value, a write-down would be recorded to reduce the related asset group to its estimated fair value. There were no impairment indicators in the nine months ended September 30, 2022 and 2021.

Leases
Leases
Leases entered into by the Company, in which substantially all the benefits and risk of ownership are transferred to the Company, are recorded as obligations under capital leases. Obligations under capital leases, if any, reflect the present value of future lease payments, discounted at an appropriate interest rate, and are reduced by rental payments, net of imputed interest. Assets under capital leases are amortized based on the useful lives of the assets. All other leases are classified as operating leases, and leasing costs, including any rent holidays, leasehold incentives and rent concessions, are recorded on a straight-line basis over the lease term under general and administrative expense in the condensed consolidated statements of operations. See Note 8,
Operating Leases
, for more information.

Leases
Leases entered into by the Company, in which substantially all the benefits and risk of ownership are transferred to the Company, are recorded as obligations under capital leases. Obligations under capital leases, if any, reflect the present value of future lease payments, discounted at an appropriate interest rate, and are reduced by rental payments, net of imputed interest. Assets under capital leases are amortized based on the useful lives of the assets. All other leases are classified as operating leases, and leasing costs, including any rent holidays, leasehold incentives and rent concessions, are recorded on a straight-line basis over the lease term under general and administrative expense in the combined and consolidated statements of operations. See Note 6,
Operating Lease
, for more information.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company evaluates long-lived assets, such as property and equipment, including capitalized software costs, and finite-lived intangibles such as claims recovery rights, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be recoverable. If the estimated future cash flows (undiscounted and without interest charges) from the use of an asset group are less than the carrying value, a write-down would be recorded to reduce the related asset group to its estimated fair value. There were no impairment indicators in the nine months ended September 30, 2022 and 2021.

Impairment of Long-Lived Assets
The Company evaluates long-lived assets, such as property and equipment including capitalized software costs, and finite-lived intangibles such as claims recovery rights, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be recoverable. If the estimated future cash flows (undiscounted and without interest charges) from the use of an asset group are less than the carrying value, a write-down would be recorded to reduce the related asset group to its estimated fair value. There were no impairment indicators in the years ended December 31, 2021 and 2020.

Claims Recovery
Claims Recovery
The Company’s primary income-producing activities are associated with the pursuit and recovery of proceeds related to claims recovery rights that the Company obtains through CCRAs, in which it becomes the owner of those rights. As a result, such income is not generated from the transfer of control of goods or services to customers, but from the proceeds realized from perfection of claims recoveries from rights the Company holds outright. The Company also generates revenue by providing claims recovery services to other entities outside of the Company.
Claims recovery income
The Company recognizes claims recovery income based on a gain contingency model – that is, when the amounts are reasonably certain of collection. This typically occurs upon reaching a binding settlement or arbitration with the counterparty or when the legal proceedings, including any appellate process, are resolved.

In some cases, the Company owes an additional payment to the original assignor in connection with the realized value of the recovery right. Claims recovery income is recognized on a gross basis, as the Company is entitled to the full value of proceeds, and makes a payment to the original assignor similar to a royalty arrangement. Such payments to prior owners are recognized as cost of claims recovery in the same period the claims recovery income is recognized.
When the Company becomes entitled to proceeds from the settlement of a claim recovery pursuit or proceeding, it recognizes the amount in accounts receivable.
Claims recovery service income, ASC 606, Revenue from Contracts with Customers
The guidance under ASC 606, Revenue from Contracts with Customers, provides that an entity should apply the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation.
The Company derives revenues from contracts with customers primarily from claims recovery services arrangements (“claims recovery services”). Claims recovery services include services to related parties or third parties to assist those entities with pursuit of claims recovery rights. The Company has determined it has a single performance obligation for the series of daily activities that comprise claims recovery services, which are recognized over time using a time-based progress measure and are typically based on (1) budgeted expenses for the current month with an adjustment for the variance between budget and actual expenses from the prior month or (2) on a contingent basis dependent on actual settlements or resolved litigation. Amounts estimated and recognized, but not yet fully settled or resolved as part of litigation are recognized as contract assets. There were no contract assets at September 30, 2022 or December 31, 2021, as amounts associated with unresolved litigation were fully constrained.
Claims recovery services are generally paid in advance on a monthly basis. The Company did not recognize any material revenue for the nine months ended September 30, 2022 and 2021 for performance obligations that were fully satisfied in previous periods.
For the nine months ended September 30, 2022 and 2021, the majority of the Company’s claims recovery service income was related to a servicing agreement with VRM MSP, which was entered into on March 27, 2018. As part of the Business Combination, the Company acquired rights to cash flows in the assets, after certain required returns to VRM MSP, that had been part of the servicing agreement. As part of this acquisition, the Company no longer receives service income from this agreement and instead recognizes revenue and reductions in the asset when cash flows are received as outlined in Note 4,
Asset Acquisitions
. For the three months ended September 30, 2022, the Company also recognized $5.0 million of servicing income related to a specific contract where the performance obligations were completed during the quarter.
The Company does not have material unfulfilled performance obligation balances for contracts with an original length greater than one year in any years presented. Additionally, the Company does not have material costs related to obtaining a claims recovery service contract with amortization periods greater than one year for any period presented.
The Company applies ASC 606 utilizing the following allowable exemptions or practical expedients:

•	Exemption to not disclose the unfulfilled performance obligation balance for contracts with an original length of one year or less.

•
Practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

•	Election to present revenue net of sales taxes and other similar taxes, if any.

•
Practical expedient not requiring the entity to adjust the promised amount of consideration for the effects of a significant financing component if the entity expects, at contract inception, that the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

Claims Recovery
The Company’s primary income-producing activities are associated with the pursuit and recovery of proceeds related to claims recovery rights that the Company obtains through CCRAs, in which it becomes the owner of those rights. As such, such income is not generated from the transfer of control of goods or services to customers, but through the proceeds realized from perfection of claims recoveries from rights the Company holds outright. The Company also generates revenue by providing claims recovery services to other entities outside of the Company.
Claims recovery income
The Company recognizes claims recovery income based on a gain contingency model – that is, when the amounts are reasonably certain of collection. This typically occurs upon reaching a binding settlement or arbitration with the counterparty or when the legal proceedings, including any appellate process, are resolved.
In some cases, the Company owes an additional payment to the original assignor in connection with the realized value of the recovery right. Claims recovery income is recognized on a gross basis, as the Company is entitled to the full value of proceeds, and makes a payment to the original assignor similar to a royalty arrangement. Such payments to prior owners are recognized as cost of claims recovery in the same period the claims recovery income is recognized.
When the Company becomes entitled to proceeds from the settlement of a claim recovery pursuit or proceeding, it recognizes the amount in accounts receivable.
Claims recovery service income, ASC 606, Revenue from Contracts with Customers
On January 1, 2019, the Company adopted ASC 606, Revenue from Contracts with Customers, using the modified retrospective method for those contracts with customers which were not completed as of January 1, 2019. The adoption of ASC 606 did not have a material effect on the Company’s financial statements.
The guidance provides that an entity should apply the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation.
The Company derives revenues from contracts with customers primarily from claims recovery services arrangements (“claims recovery services”). Claims recovery services include services to related parties or third parties to assist those entities with pursuit of claims recovery rights. The Company has determined it has a single performance obligation for the series of daily activities that comprise claims recovery services, which are recognized over time using a time-based progress measure and are typically based on 1) budgeted expenses for the current month with an adjustment for the variance between budget and actual expenses from the prior month or 2) on a contingent basis dependent on actual settlements or resolved litigation. Amounts estimated and recognized, but not yet fully settled or resolved as part of litigation are recognized as contract assets. There were no contract assets at December 31, 2021 or December 31, 2020, as amounts associated with unresolved litigation were fully constrained.
Claims recovery services are generally paid in advance on a monthly basis. The Company did not recognize any material revenue for the years ended December 31, 2021 and 2020 for performance obligations that were fully satisfied in previous periods.
For the years ended December 31, 2021 and 2020, the majority of the Company’s claims recovery service income was related to a servicing agreement with VRM MSP Recovery Partners LLC (“VRM”), which was entered into on March 27, 2018. As part of Virage Recovery Master LP’s investment in VRM, funds are set aside to pay service fees to the Company. As of December 31, 2021, VRM had $30.7 million reserved for the payment of services fees.
The Company does not have material unfulfilled performance obligation balances for contracts with an original length greater than one year in any years presented. Additionally, the Company does not have material costs related to obtaining a claims recovery service contract with amortization periods greater than one year for any period presented.
The Company applies ASC 606 utilizing the following allowable exemptions or practical expedients:

•	Exemption to not disclose the unfulfilled performance obligation balance for contracts with an original length of one year or less.

•
Practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

•	Election to present revenue net of sales taxes and other similar taxes, if any.

•
Practical expedient not requiring the entity to adjust the promised amount of consideration for the effects of a significant financing component if the entity expects, at contract inception, that the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

Transfers of Claims Cost Recovery Rights to Others
Transfers of Claims Cost Recovery Rights to Others
In some cases, the Company has entered into arrangements to transfer CCRAs or rights to proceeds from CCRAs to other parties. The Company evaluates whether such transfers are sales of nonfinancial assets, sales of future revenues treated as debt, in-kind
contributions to equity method investees, or other types of arrangements.

When they are treated as sales of nonfinancial assets, the Company recognizes a gain on the sale when control transfers to the counterparty based on the difference between the fair value of consideration (including cash) received and the recognized carrying value of the CCRAs. In some cases, such sales include variable consideration in the form of payments that will be made only upon achievement of certain recoveries, or based on a percentage of actual recoveries. The Company estimates and constrains the amounts that will ultimately be realized based on these variable payment terms and includes those amounts in the determination of gain or loss; the gain or loss is subsequently updated based on changes in those estimates.
In other cases, such transfers are considered to be sales of future revenue that are debt-like in nature. These arrangements are recognized as debt based on the proceeds received, and are imputed an interest rate based on the expected timing and amount of payments to achieve contractual hurdles. These are subject to revisions of estimates of that timing and amount based on the contractual provisions and the Company’s assumptions from changes in facts and circumstances. Such changes are reflected through revision of the imputed interest rate on a cumulative catch up basis.

Transfers of Claims Cost Recovery Rights to Others
In some cases, the Company has entered into arrangements to transfer CCRAs or rights to proceeds from CCRAs to other parties. The Company evaluates whether such transfers are sales of nonfinancial assets, sales of future revenues treated as debt, in-kind
contributions to equity method investees, or other types of arrangements.
When they are treated as sales of nonfinancial assets, the Company recognizes a gain on the sale when control transfers to the counterparty based on the difference between the fair value of consideration (including cash) received and the recognized carrying value of the CCRAs. In some cases, such sales include variable consideration in the form of payments that will be made only upon achievement of certain recoveries, or based on a percentage of actual recoveries. The Company estimates and constrains the amounts that will ultimately be realized based on these variable payment terms and includes those amounts in the determination of gain or loss; the gain or loss is subsequently updated based on changes in those estimates.
In other cases, such transfers are considered to be sales of future revenue that are debt-like in nature. These arrangements are recognized as debt based on the proceeds received, and are imputed an interest rate based on the expected timing and amount of payments to achieve contractual hurdles. These are subject to revisions of estimates of that timing and amount based on the contractual provisions and the Company’s assumptions from changes in facts and circumstances. Such changes are reflected through revision of the imputed interest rate on a cumulative catch up basis.

Cost of Claims Recoveries
Cost of Claims Recoveries
Costs of claims recoveries consist of all directly attributable costs specifically associated with claims processing activities, including contingent payments to assignors (i.e., settlement expenses).

Cost of Claims Recoveries
Costs of claims recoveries consist of all directly attributable costs specifically associated with claims processing activities, including contingent payments to assignors (i.e., settlement expenses) as well as amortization of CCRA intangible assets for those in which the Company made upfront payments for claims recovery rights.

Claims amortization expense
Claims amortization expense
Claims amortization expense includes amortization of CCRAs acquired as part of the business combination, shown as Intangibles, net in the condensed consolidated balance sheets, and CCRA intangible assets for which the Company made upfront payments for claims recovery rights. For further details on CCRAs see Note 7
, Intangible Assets, Net
.

Income Taxes
Income Taxes
Our income tax expense, deferred tax assets and liabilities, and reserves for unrecognized tax benefits reflect management’s best assessment of estimated current and future taxes to be paid. As a result of the Business Combination, the Company became the sole managing member of MSP Recovery, LLC, which is treated as a partnership for U.S. federal, state and local income tax purposes. As a partnership, MSP Recovery, LLC is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by MSP Recovery, LLC is passed through to and included in the taxable income or loss of its partners, including MSP Recovery, Inc. The Company is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to the Company’s allocable share of income of MSP Recovery, LLC.
The Company’s deferred tax balances reflect the impact of temporary differences between the carrying amount of assets and liabilities and the Company’s tax basis. The balances are stated at the tax rates in effect when the temporary differences are expected to be recovered or settled. The Company reviewed the anticipated future realization of the tax benefit of the Company’s existing deferred tax assets and concluded that it is more likely than not that all of the deferred tax assets will not be realized in the future.

Income Taxes
The various entities that comprise the Company, including consolidated affiliates, have elected to be treated as a partnership for federal income tax purposes. As such, the Company entities are treated as disregarded entities and are not subject to federal income taxation at the legal entity level. Instead, the Company’s members are liable for federal and state income taxes on their respective share of the Company’s taxable income or loss, subject to each member’s own adjustments for its capital accounts for tax purposes. Consequently, no income tax, income tax payable, or deferred tax assets and liabilities are recorded for any financial reporting date.
It is not practical to provide information about each member’s tax basis in the entities, as they are varied by member and subject to basis adjustments that exist outside of the Company’s financial accounting records.
For tax years beginning on or after January 1, 2018, the legal entities that comprise the Company are subject to partnership audit rules enacted as part of the Bipartisan Budget Act of 2015 (the “Centralized Partnership Audit Regime”). Under the Centralized Partnership Audit Regime, any Internal Revenue Service (“IRS”) audit of any or all of the legal entities that comprise the Company would be conducted at the partnership level. If the IRS determines an adjustment is warranted, the entities that comprise the Company that are implicated by such an adjustment will pay an “imputed underpayment,” including any applicable interest and penalties. The entities that comprise the Company may instead make a
“push-out”
election, in which case the partners or members for the year that is under audit would be required to include the adjustments on the partner’s or member’s income tax returns. If an entity that comprises part of the Company receives an imputed underpayment, a determination will be made based on the relevant facts and circumstances that exist at that time. Any payments that the entities that comprise the Company makes on behalf of its current partners or members will be reflected as a distribution to the partners or members, rather than tax expense.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
New Accounting Pronouncements Recently Adopted
ASU
2019-12,
Simplifying the Accounting for Income Taxes (Topic 740)
. In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes (Topic 740)
. This standard simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The standard also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up
in the tax basis of goodwill. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Company adopted this guidance on January 1, 2022 and it had no material impact on our condensed consolidated financial statements.
ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. The amendments in this Update provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. This standard is effective for all entities as of March 12, 2020 through December 31, 2022. Early adoption is permitted. The Company adopted this guidance on January 1, 2022 and it had no material impact on our condensed consolidated financial statements.

ASU
2020-06,
Debt — Debt With Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-
40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
. On August 5, 2020, the FASB issued ASU
2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
. The amendments simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2021
. Early adoption is permitted. The Company adopted this guidance on January 1, 2022 and it had no material impact on our condensed consolidated financial statements.
ASU
2022-03,
Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
. On June 30, 2022, the FASB issued ASU
2022-03,
Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
. The amendment clarifies that contractual sale restrictions should not be considered when measuring the equity security’s fair value and prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2024. Early adoption is permitted. The Company adopted this guidance in
June 2022
, which resulted in the Company recognizing the assets acquired as part of the Business Combination at values that were not discounted for contractual sale restrictions, which had a material impact on the Company’s condensed consolidated financial statements in relation to the asset acquisitions as noted in Note 4,
Asset Acquisitions
.
New Accounting Pronouncements Issued but Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02,
Leases
, to increase transparency and comparability among organizations by recognizing right of use assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, ASU
2018-10
, Codification Improvements to ASC
2016-02
,
Leases
, was issued to provide more detailed guidance and additional clarification for implementing ASU
2016-02.
Furthermore, in July 2018, the FASB issued ASU
2018-11,
Leases: Targeted Improvements
, which provides an optional transition method in addition to the existing modified retrospective transition method by allowing a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. Furthermore, in March 2020, ASU
2020-03,
Codification Improvements to Financial Instruments, Leases
, was issued to provide more detailed guidance and additional clarification for implementing ASU
2016-02.
Additionally, on June 3, 2020, the FASB deferred by one year the effective date of the new leases standard for private companies, private not-for-profits
and public
not-for-profits
that have not yet issued (or made available for issuance) financial statements reflecting the new standard. Furthermore, in June 2020, ASU
2020-05,
Revenue from Contracts with Customers and Leases
, was issued to defer effective dates of adoption of the new leasing standard for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022.
While the Company does not anticipate the implementation would have a material effect on the Company’s condensed consolidated operating results, cash flows, financial condition and related disclosures, the Company is currently evaluating the effect that implementation of this standard will have.
ASU
2016-13,
Financial Instruments –
Credit Losses (Topic 326): Measurement of Credit Losses
. In 2016 and subsequently, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments including subsequent amendments to the initial guidance
: ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825. Financial Instruments, ASU
2019-05,
Financial Instruments - Credit Losses (Topic 326): Targeted Transition Relief,
ASU
2019-11,
Codification Improvements to Topic 326, Financial Instruments - Credit Losses
. ASU 326, and ASU
2022-02,
Financial Instruments - Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures
and related amendments require credit losses on financial instruments measured at amortized cost basis to be presented at the net amount expected to be collected, replacing the current incurred loss approach with an expected loss methodology that is referred to as CECL. This ASU is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years.
While the Company does not anticipate the implementation would have a material effect on the Company’s condensed consolidated operating results, cash flows, financial condition and related disclosures, the Company is currently evaluating the effect that implementation of this standard will have.

Recent Accounting Pronouncements
New Accounting Pronouncements Recently Adopted
ASU
2018-15,
Intangibles-Goodwill and
Other—Internal-Use
Software (Subtopic
350-40)—Customer’s
Accounting
for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. In August 2018, the FASB issued ASU
2018-15,
Intangibles-Goodwill and
Other—Internal-Use
Software (Subtopic
 350-
40)—Customer’s
Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.
This ASU addresses a customer’s accounting for implementation costs incurred in a cloud computing arrangement that is a service contract. The amendment aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (and hosting arrangements that include an
internal-use
software license). We adopted this new accounting standard as of January 1, 2020 on a prospective basis. The adoption of this ASU did not have a material impact on our combined and consolidated financial statements.
ASU
2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Change to the Disclosure
Requirements for Fair Value Measurement
. In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement
(Topic 820): Disclosure Framework—Change to the Disclosure Requirements for Fair Value Measurement
, which modifies the disclosure requirements for fair value measurements by removing, modifying and adding certain disclosures. This ASU is effective for annual reporting periods beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted. We adopted this guidance on January 1, 2020 and it had no material impact on our combined and consolidated financial statements.
New Accounting Pronouncements Issued but Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02,
Leases
, to increase transparency and comparability among organizations by recognizing right of use assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, ASU
2018-10
, Codification Improvements to ASC
2016-02
,
Leases
, was issued to provide more detailed guidance and additional clarification for implementing ASU
2016-02.
Furthermore, in July 2018, the FASB issued ASU
2018-11,
Leases: Targeted Improvements
, which provides an optional transition method in addition to the existing modified retrospective transition method by allowing a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. Furthermore, in March 2020, ASU
2020-03,
Codification Improvements to Financial Instruments, Leases
, was issued to provide more detailed guidance and additional clarification for implementing ASU
2016-02.
Additionally, on June 3, 2020, the FASB deferred by one year the effective date of the new leases standard for private companies, private not-for-profits
and public
not-for-profits
that have not yet issued (or made available for issuance) financial statements reflecting the new standard. Furthermore, in June 2020, ASU
2020-05,
Revenue from Contracts with Customers and Leases
, was issued to defer effective dates of adoption of the new leasing standard for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s combined and consolidated operating results, cash flows, financial condition and related disclosures.
ASU
2016-13,
Financial Instruments –
Credit Losses (Topic 326): Measurement of Credit Losses
. In 2016, the FASB issued ASU 2016—13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on
Financial Instruments including subsequent amendments to the initial guidance
: ASU
2019-04,
Codification
Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and
Topic
 825. Financial Instruments, ASU
2019-05,
Financial Instruments—Credit Losses (Topic 326): Targeted
Transition Relief
and ASU
2019-11,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses
. ASU 326 and related amendments require credit losses on financial instruments measured at amortized cost basis to be presented at the net amount expected to be collected, replacing the current incurred loss approach with an expected loss methodology that is referred to as CECL. This ASU is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s combined and consolidated operating results, cash flows, financial condition and related disclosures.
ASU
2019-12,
Simplifying the Accounting for Income Taxes (Topic 740)
. In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes (Topic 740)
. This standard simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra- period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The standard also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up
in the tax basis of goodwill. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s combined and consolidated operating results, cash flows, financial condition and related disclosures.
ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on
Financial Reporting
. In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848):
Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. The amendments in this Update provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. This standard is effective for all entities as of March 12, 2020 through December 31, 2022. Early adoption is permitted. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s combined and consolidated operating results, cash flows, financial condition and related disclosures.
ASU
2020-06,
Debt — Debt With Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging
— Contracts in Entity’s Own Equity (Subtopic
815-
40): Accounting for Convertible Instruments and Contracts in an
Entity’s Own Equity
. On August 5, 2020, the FASB issued ASU
2020-06,
Debt — Debt with Conversion and Other Options
(Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for
Convertible Instruments and Contracts in an Entity’s Own Equity
. The amendments simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s combined and consolidated operating results, cash flows, financial condition and related disclosures.